Intangible Assets - Summarizes the Movement of Intangibles Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	SFr 12,206	SFr 8,724
Additions	0	3,482
Ending balance	12,206	12,206
Licences [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	12,206	8,724
Additions	0	3,482
Ending balance	SFr 12,206	SFr 12,206